Basic and diluted earnings (loss) per share	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings (loss) per share
Basic and diluted earnings (loss) per share

9.  Basic and diluted earnings (loss) per share

The basic and diluted earnings (loss) per share are presented below:

	Year ended December 31
	2019	2018	2017
Net income (loss) attributable to Vale's stockholders:
Net income (loss) from continuing operations	(1,683)	6,952	6,313
Loss from discontinued operations	—	(92)	(806)
Net income (loss)	(1,683)	6,860	5,507
Thousands of shares
Weighted average number of shares outstanding - common shares	5,127,950	5,178,024	5,197,432
Basic and diluted earnings (loss) per share from continuing operations:
Common share (US$)	(0.33)	1.34	1.21
Basic and diluted loss per share from discontinued operations:
Common share (US$)	—	(0.02)	(0.16)
Basic and diluted earnings (loss) per share:
Common share (US$)	(0.33)	1.32	1.05

The Company does not have potential outstanding shares or other instruments with dilutive effect on the earnings per share computation.